Summary of significant accounting policies (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 15, 2022	Nov. 24, 2021	Sep. 30, 2022
Accounting Policies [Abstract]
Acquired percentage	80.00%	70.00%
Accounts receivable			$ 32,116
Interest receivable			13,486
Remaining note receivable			$ 485,000
Tax benefit percentage			50.00%